COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Bank guarantee to secure lease agreements	$ 12,688	$ 8,264
Total undiscounted cash flows	$ 34,950
Lease term	10 years